SHAREHOLDERS' EQUITY (Schedule of Information about Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 1.30
Maximum exercise price	$ 6.04
Options Outstanding as of December 31, 2012	1,363,848
Weighted average remaining contractual life (years)	8 years 18 days
Weighted average exercise price	$ 3.44
Options exercisable as of December 31, 2012	754,043
Weighted average exercise price of options exercisable	$ 2.21
$ 1.30 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 1.30
Maximum exercise price	$ 1.30
Options Outstanding as of December 31, 2012	131,709
Weighted average remaining contractual life (years)	3 years 5 months 27 days
Weighted average exercise price	$ 1.30
Options exercisable as of December 31, 2012	131,709
Weighted average exercise price of options exercisable	$ 1.30
$ 2.11 - $ 2.64 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 2.11
Maximum exercise price	$ 2.64
Options Outstanding as of December 31, 2012	650,339
Weighted average remaining contractual life (years)	7 years 4 months 17 days
Weighted average exercise price	$ 2.19
Options exercisable as of December 31, 2012	540,334
Weighted average exercise price of options exercisable	$ 2.17
$ 3.84 - $ 6.04 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 3.84
Maximum exercise price	$ 6.04
Options Outstanding as of December 31, 2012	581,800
Weighted average remaining contractual life (years)	9 years 9 months 26 days
Weighted average exercise price	$ 5.33
Options exercisable as of December 31, 2012	82,000
Weighted average exercise price of options exercisable	$ 3.91